UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            02/14/2013
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       86

Form 13f Information Table Value Total:                 22823384
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories-When Issue COM              002824126    82233  2618878 SH       Sole                  2186029            432849
                                                            162687  5181109 SH       Defined 01            5181109
Abbott Laboratories            COM              002824100   159770  2439239 SH       Sole                  2062039            377200
                                                            295730  4514967 SH       Defined 01            4514967
AbbVie Inc - When Issued       COM              00287Y109      205     6000 SH       Sole                     6000
American International Group I COM              026874784     2827    80075 SH       Sole                    80075
Aon PLC                        COM              G0408V102   775013 13936577 SH       Sole                 11374077           2562500
                                                            369795  6649788 SH       Defined 01            6649788
Bank of New York Mellon Corpor COM              064058100   776701 30221823 SH       Sole                 24136023           6085800
                                                            379998 14785900 SH       Defined 01           14785900
Berkshire Hathaway Inc. Class  COM              084670108      938        7 SH       Sole                        7
Berkshire Hathaway Inc. Class  COM              084670702   177183  1975280 SH       Sole                  1587580            387700
                                                            262462  2926000 SH       Defined 01            2926000
CEMEX S.A.B. de C.V. ADR       COM              151290889   790113 80052003 SH       Sole                 63672946          16379057
Chesapeake Energy Corporation  COM              165167107   965136 58070755 SH       Sole                 47739283          10331472
                                                            455564 27410576 SH       Defined 01           27410576
CNH Global N.V.                COM              N20935206    45685  1133900 SH       Sole                   933200            200700
                                                             14101   350000 SH       Defined 01             350000
CONSOL Energy Inc.             COM              20854P109   398577 12416741 SH       Sole                 10193767           2222974
                                                            403914 12583000 SH       Defined 01           12583000
Dell Inc.                      COM              24702R101   937418 92447558 SH       Sole                 75467120          16980438
                                                            313103 30878000 SH       Defined 01           30878000
DineEquity Inc                 COM              254423106     7665   114400 SH       Sole                    77400             37000
                                                            168259  2511331 SH       Defined 01            2511331
DIRECTV                        COM              25490A309   831806 16583047 SH       Sole                 13041647           3541400
                                                            462064  9211800 SH       Defined 01            9211800
Everest Re Group Ltd.          COM              G3223R108   348761  3172000 SH       Sole                  2290300            881700
                                                            159384  1449600 SH       Defined 01            1449600
FedEx Corporation              COM              31428X106  1043130 11372980 SH       Sole                  9348786           2024194
                                                            451456  4922106 SH       Defined 01            4922106
Franklin Resources Inc.        COM              354613101   246062  1957537 SH       Sole                  1577715            379822
                                                            264260  2102305 SH       Defined 01            2102305
General Motors Co              COM              37045V100      807    28000 SH  WT   Sole                    28000
Lamar Advertising Company      COM              512815101    35309   911200 SH       Sole                   860200             51000
                                                            175180  4520772 SH       Defined 01            4520772
Legg Mason Inc.                COM              524901105      782    30400 SH       Sole                                      30400
                                                             67530  2625600 SH       Defined 01            2625600
Level 3 Communications Inc.    COM              52729N308   584797 25304925 SH       Sole                 21052016           4252909
                                                            494197 21384565 SH       Defined 01           21384565
Loews Corporation              COM              540424108   971343 23836638 SH       Sole                 19226338           4610300
                                                            564510 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     1907    43000 SH       Sole                                      43000
                                                            191429  4316323 SH       Defined 01            4316323
Martin Marietta Materials Inc. COM              573284106   364665  3867889 SH       Sole                  3394089            473800
                                                            185826  1971000 SH       Defined 01            1971000
Microsoft Corporation          COM              594918104     1370    51295 SH       Sole                    51295
Mondelez International Inc     COM              609207105   574833 22583900 SH       Sole                 17943500           4640400
                                                            304089 11947000 SH       Defined 01           11947000
Murphy Oil Corporation         COM              626717102   364192  6115727 SH       Sole                  4817195           1298532
Potlatch Corporation           COM              737630103    53446  1365200 SH       Defined 01            1365200
Quicksilver Resources Inc.     COM              74837R104      738   258000 SH       Sole                                     258000
                                                             70319 24587000 SH       Defined 01           24587000
Royal Philips Electronics ADR  COM              500472303   472746 17812568 SH       Sole                 14937193           2875375
                                                             71300  2686500 SH       Defined 01            2686500
Saks Incorporated              COM              79377W108   129083 12281915 SH       Sole                  9368950           2912965
                                                            151854 14448500 SH       Defined 01           14448500
Scripps Networks Interactive   COM              811065101    11179   193000 SH       Sole                   169000             24000
                                                            130899  2260000 SH       Defined 01            2260000
Service Corporation Internatio COM              817565104   172210 12469951 SH       Sole                 10288951           2181000
                                                            167265 12111900 SH       Defined 01           12111900
Texas Industries Inc.          COM              882491103    34830   682800 SH       Sole                   619300             63500
                                                            383124  7510757 SH       Defined 01            7510757
The Travelers Companies Inc.   COM              89417E109   796134 11085133 SH       Sole                  9724233           1360900
                                                            375062  5222252 SH       Defined 01            5222252
The Washington Post Company    COM              939640108    44669   122310 SH       Sole                   117410              4900
                                                            156310   428000 SH       Defined 01             428000
tw telecom inc.                COM              87311L104   187362  7356166 SH       Sole                  6690366            665800
                                                            137080  5382000 SH       Defined 01            5382000
Vail Resorts Inc.              COM              91879Q109    13931   257558 SH       Sole                   220558             37000
                                                            179417  3317000 SH       Defined 01            3317000
Vodafone Group Plc ADR         COM              92857W209    58074  2305419 SH       Sole                  1757419            548000
                                                             30631  1215997 SH       Defined 01            1215997
Vornado Realty Trust           COM              929042109    34559   431551 SH       Sole                   425951              5600
Vulcan Materials Company       COM              929160109    97379  1870868 SH       Sole                  1409068            461800
                                                            371564  7138603 SH       Defined 01            7138603
Walt Disney Company            COM              254687106   585200 11753365 SH       Sole                  9238466           2514899
                                                            321786  6462864 SH       Defined 01            6462864
Wendy's Company                COM              95058W100    33617  7152500 SH       Sole                  6821600            330900
                                                            131445 27967000 SH       Defined 01           27967000
Willis Group Holdings PLC      COM              G96666105     6287   187500 SH       Sole                   159500             28000
                                                            176871  5275000 SH       Defined 01            5275000
CEMEX Convertible Bond 3.25 3/ CONV             151290BB8    64084 56276000 PRN      Sole                 56276000
                                                            261012 229209000 PRN     Defined 01          229209000
CEMEX Convertible Bond 3.75 3/ CONV             151290BC6    60154 52709000 PRN      Sole                 52709000
                                                            205442 180015000 PRN     Defined 01          180015000
Level 3 Communications Inc. Co CONV             52729NBR0    11560  8000000 PRN      Sole                  8000000